Convertible Promissory Notes and Equity Financing (Details 3) (USD $)	12 Months Ended			1 Months Ended	14 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jul. 19, 2007 Investment Agreement with Kips Bay Investments, LLC item	Jul. 31, 2007 First stock purchase option	Jun. 30, 2009 First stock purchase option item	Feb. 28, 2010 Second stock purchase option	Jan. 31, 2009 Second stock purchase option	Jul. 31, 2007 Second stock purchase option	Dec. 31, 2009 Second stock purchase option	Jan. 02, 2009 Second stock purchase option	Jan. 31, 2009 Second stock purchase option FASB ASC 815-40	Jan. 02, 2009 Second stock purchase option FASB ASC 815-40	Feb. 28, 2010 Second stock purchase option modification	Mar. 31, 2009 Convertible secured promissory notes item	Jul. 19, 2007 Convertible secured promissory notes	Jul. 31, 2007 First secured promissory note	Jul. 31, 2007 Second secured promissory note
Convertible Promissory Notes and Equity Financing
Debt, principal amount																$ 100,000	$ 2,900,000
Debt, accrued interest rate (as a percent)															9.00%
Share price for debt convertible into shares (in dollars per share)		$ 0.625												$ 0.625	$ 0.625
Debt, principal amount														3,000,000
Portion of accrued interest converted into shares of common stock														217,188
Total accrued interest														467,188
Number of converted shares of common stock														5,147,389
Portion of accrued interest paid in cash and subsequently returned to the Company	1,000	250,000												250,000
Number of stock purchase options granted			2
Number of shares issuable on exercise of investor stock purchase option				600,000				600,000
Purchase price of shares issuable on exercise of investor stock purchase option				3,500,000				3,500,000
Number of shares issued on exercise of investor stock purchase option					600,000	600,000							400,000
Purchase price paid upon exercise of investor stock purchase option					3,500,000	3,500,000
Number of installments in which shares are purchased					9
Estimated fair value of the stock purchase option liability									960,000			1,600,000	3,250,000
Cumulative effect adjustment on accumulated deficit											1,400,000
Proceeds from exercise of investor option to purchase common stock	3,750,000	1,750,000											250,000
Price of shares issued upon exercise of stock purchase option (in dollars per share)													$ 0.625
Change in fair value of investor stock purchase option, increase (decrease) in liability	$ 2,290,000	$ (610,000)							$ (610,000)				$ 2,300,000
Assumptions to estimate fair value using Black-Scholes valuation model
Fair value of common stock (in dollars per share)									$ 7.00	$ 6.00			$ 7.00
Dividend yield (as a percent)							0.00%		0.00%
Volatility (as a percent)							70.00%		70.00%
Risk free interest rate (as a percent)							0.88%		0.06%
Expected term							2 years 6 months		3 months